UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota           November 10, 2008
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  $ 1,766,303
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name

1. 028-12029 Waterstone Market Neutral Master Fund, Ltd.

2. 028-10926 Waterstone Capital Offshore Advisors, LP



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


                                                    FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2           COLUMN 3     COLUMN 4    COLUMN 5      COL 6  COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR     SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
  NAME OF ISSUER              TITLE OF CLASS     CUSIP       (x$1000)  PRN AMT     PRN  CALL  DISCRTN   MANAGERS   SOLE SHARED NONE
3M CO                         COM               88579Y101      1,457       21,331  SH           DEFINED    1,2      SOLE
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AF8     19,928   29,600,000  PRN          DEFINED    1,2      SOLE
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1   000886AE1     22,973   31,700,000  PRN          DEFINED    1,2      SOLE
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7     21,468   37,000,000  PRN          DEFINED    1,2      SOLE
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1     26,729   55,150,000  PRN          DEFINED    1,2      SOLE
ALCATEL-LUCENT                SPONSORED ADR     013904305      5,646    1,470,354  SH           DEFINED    1,2      SOLE
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8     19,540   24,080,000  PRN          DEFINED    1,2      SOLE
ARCHER DANIELS MIDLAND CO     COM               039483102      7,460        4,099        PUT    DEFINED    1,2      SOLE
ARCHER DANIELS MIDLAND CO     COM               039483102      8,981      409,900  SH           DEFINED    1,2      SOLE
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105      2,456       89,300  SH           DEFINED    1,2      SOLE
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2     14,472   17,000,000  PRN          DEFINED    1,2      SOLE
BOSTON PRIVATE FINL HLDGS IN  NOTE 3.000% 7/1   101119AC9      8,100    9,000,000  PRN          DEFINED    1,2      SOLE
BOSTON PRIVATE FINL HLDGS IN  NOTE 3.000% 7/1   101119AB1     10,215   11,350,000  PRN          DEFINED    1,2      SOLE
BRE PROPERTIES INC            NOTE 4.125% 8/1   05564EBH8      2,166    2,500,000  PRN          DEFINED    1,2      SOLE
CHARMING SHOPPES INC          NOTE 1.125% 5/0   161133AE3      2,733    4,500,000  PRN          DEFINED    1,2      SOLE
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1   165167CB1     20,989   30,500,000  PRN          DEFINED    1,2      SOLE
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9     37,580   38,500,000  PRN          DEFINED    1,2      SOLE
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3    107,859  110,500,000  PRN          DEFINED    1,2      SOLE
CIBER INC                     SDCV 2.875%12/1   17163BAB8     25,635   25,894,000  PRN          DEFINED    1,2      SOLE
CITIGROUP INC                 COM               172967101      1,395       68,000  SH           DEFINED    1,2      SOLE
CYPRESS SEMICONDUCTOR CORP    NOTE 1.000% 9/1   232806AK5        698      673,000  PRN          DEFINED    1,2      SOLE
E M C CORP MASS               COM               268648102      2,527        7,542        PUT    DEFINED    1,2      SOLE
E M C CORP MASS               COM               268648102        435       10,000        CALL   DEFINED    1,2      SOLE
E M C CORP MASS               COM               268648102      5,638      471,400  SH           DEFINED    1,2      SOLE
ENDO PHARMACEUTICALS HLDGS I  NOTE 1.750% 4/1   29264FAA4     19,434   23,500,000  PRN          DEFINED    1,2      SOLE
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2      9,845   17,500,000  PRN          DEFINED    1,2      SOLE
EXCEL MARITIME CARRIERS LTD   COM               V3267N107        661       43,800  SH           DEFINED    1,2      SOLE
FLIR SYS INC                  NOTE 3.000% 6/0   302445AB7     57,608   16,542,000  PRN          DEFINED    1,2      SOLE
GILEAD SCIENCES INC           COM               375558103     54,933    1,203,880  SH           DEFINED    1,2      SOLE
GREY GLOBAL GROUP INC         SDCV 5.000%10/1   39787MAB4      9,634    9,000,000  PRN          DEFINED    1,2      SOLE
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5     28,070   29,832,000  PRN          DEFINED    1,2      SOLE
HEADWATERS INC                NOTE 2.875% 6/0   42210PAB8      2,746    3,448,000  PRN          DEFINED    1,2      SOLE
HEADWATERS INC                NOTE 2.500% 2/0   42210PAD4      2,985    4,450,000  PRN          DEFINED    1,2      SOLE
HERCULES OFFSHORE INC         NOTE 3.375% 6/0   427093AA7     12,658   17,500,000  PRN          DEFINED    1,2      SOLE
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9     55,444   75,000,000  PRN          DEFINED    1,2      SOLE
IMCLONE SYS INC               NOTE 1.375% 5/1   45245WAF6    139,609  144,361,000  PRN          DEFINED    1,2      SOLE
LANDAMERICA FINL GROUP INC    DBCV 3.250% 5/1   514936AD5      4,300    6,500,000  PRN          DEFINED    1,2      SOLE
LANDAMERICA FINL GROUP INC    DBCV 3.125%11/1   514936AB9     26,607   34,000,000  PRN          DEFINED    1,2      SOLE
LEHMAN BROS HLDGS INC         7.25%CONV SR P    52523J453        178      106,584  PRN          DEFINED    1,2      SOLE
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8     10,688   11,708,000  PRN          DEFINED    1,2      SOLE
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0   535678AC0     25,014   29,000,000  PRN          DEFINED    1,2      SOLE
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AG2     58,268   66,452,000  PRN          DEFINED    1,2      SOLE
MCMORAN EXPLORATION CO        COM               582411104      6,619      280,000  SH           DEFINED    1,2      SOLE
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1   595017AB0     39,942   41,500,000  PRN          DEFINED    1,2      SOLE
MOLINA HEALTHCARE INC         NOTE 3.750%10/0   60855RAA8      1,880    2,000,000  PRN          DEFINED    1,2      SOLE
MYLAN INC                     COM               628530107     31,497    2,758,098  SH           DEFINED    1,2      SOLE
NATIONAL CITY CORP            NOTE 4.000% 2/0   635405AW3     41,884   91,500,000  PRN          DEFINED    1,2      SOLE
NEKTAR THERAPEUTICS           NOTE 3.250% 9/2   640268AH1        913    1,598,000  PRN          DEFINED    1,2      SOLE
NEW YORK CMNTY CAP TR V       BONUSES           64944P307     62,932    1,428,600  SH           DEFINED    1,2      SOLE
NII HLDGS INC                 NOTE 3.125% 6/1   62913FAJ1     22,098   29,650,000  PRN          DEFINED    1,2      SOLE
NOVELL INC                    DBCV 0.500% 7/1   670006AC9     71,184   74,263,000  PRN          DEFINED    1,2      SOLE
PARKER DRILLING CO            NOTE 2.125% 7/1   701081AR2     21,168   22,974,000  PRN          DEFINED    1,2      SOLE
PENN VA CORP                  NOTE 4.500%11/1   707882AA4     34,512   30,500,000  PRN          DEFINED    1,2      SOLE
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3   717125AC2     22,759   26,067,000  PRN          DEFINED    1,2      SOLE
PRIVATEBANCORP INC            NOTE 3.625% 3/1   742962AD5     13,304   14,060,000  PRN          DEFINED    1,2      SOLE
PROLOGIS                      NOTE 2.625% 5/1   743410AS1     18,000   25,000,000  PRN          DEFINED    1,2      SOLE
PRUDENTIAL FINL INC           FRNT 12/1         744320AG7     12,705   13,000,000  PRN          DEFINED    1,2      SOLE
PRUDENTIAL FINL INC           FRNT 12/1         744320AJ1     30,147   32,000,000  PRN          DEFINED    1,2      SOLE
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307    103,258    1,474,276  SH           DEFINED    1,2      SOLE
SANDISK CORP                  COM               80004C101      4,747      242,800  SH           DEFINED    1,2      SOLE
SBA COMMUNICATIONS CORP       NOTE 0.375%12/0   78388JAJ5     11,335   12,500,000  PRN          DEFINED    1,2      SOLE
ST JUDE MED INC               DBCV 1.220%12/1   790849AD5     45,321   45,358,000  PRN          DEFINED    1,2      SOLE
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0     69,999   63,084,000  PRN          DEFINED    1,2      SOLE
SYMANTEC CORP                 NOTE 1.000% 6/1   871503AF5    124,588  111,050,000  PRN          DEFINED    1,2      SOLE
TARGET CORP                   COM               87612E106      1,378       28,100  SH           DEFINED    1,2      SOLE
TECH DATA CORP                COM               878237106      5,241      175,593  SH           DEFINED    1,2      SOLE
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      1,750        2,500        CALL   DEFINED    1,2      SOLE
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      1,003        6,579        PUT    DEFINED    1,2      SOLE
THERMO FISHER SCIENTIFIC INC  COM               883556102      8,162      148,400  SH           DEFINED    1,2      SOLE
THORNBURG MTG INC             PFD E CV 7.50%    885218503         55       54,500  SH           DEFINED    1,2      SOLE
THORNBURG MTG INC             PFD CONV SER F    885218701        825    1,500,405  SH           DEFINED    1,2      SOLE
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6     26,327   36,200,000  PRN          DEFINED    1,2      SOLE
ULTRA PETROLEUM CORP          COM               903914109      5,695      102,911  SH           DEFINED    1,2      SOLE
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4     11,421   12,500,000  PRN          DEFINED    1,2      SOLE
WASHINGTON REAL ESTATE INVT   NOTE 3.875% 9/1   939653AK7      1,397    1,500,000  PRN          DEFINED    1,2      SOLE
WASHINGTON REAL ESTATE INVT   NOTE 3.875% 9/1   939653AJ0      4,655    5,000,000  PRN          DEFINED    1,2      SOLE
XILINX INC                    COM               983919101     11,840      504,900  SH           DEFINED    1,2      SOLE

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